Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock awards issued from Treasury Shares	5,196	7,296
Options exercised	1,500
Dividends declared per common share	$ 0.32	$ 0.32	$ 0.32
Retained Earnings
Stock awards issued from Treasury Shares	5,196	7,296
Options exercised	1,500
Dividends declared per common share	$ 0.32	$ 0.32	$ 0.32
Treasury Stock
Stock awards issued from Treasury Shares	5,196	7,296
Options exercised	1,500